Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (Loss)	$ (451,938)	$ (1,142,706)	$ (2,623,267)	$ (1,687,501)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Stock for services and compensation			0	483,450
Amortization of debt discount	0	8,775	32,992	16,533
Amortization expense	1,012	1,012	4,050	4,050	$ 4,050
Loss on settlement of debt	0	60,938	80,532	209,598
Amortization of right-of-use asset	346	0	807	0
Stock issued for litigation settlement	0	462,500	462,500	0
Inventory	0	1,132	1,132	(34,730)
Stock received as other income			0	(808,781)
Prepaid and other current assets	7,632	7,684	128	(17,932)
Changes in assets and liabilities:
Accounts payable and accrued expenses	(12,296)	28,643	(131,665)	638,721
Accrued liabilities - related party	49,481	123,881	272,146	296,872
Accrued litigation settlement	0	(100,000)	(300,000)	280,000
Net Cash Used In Operating Activities	(405,763)	(548,141)	(2,200,645)	(619,720)
Net Cash Used in Investing Activities	0	0	(2,850)	(40,500)
Cash Flows from Investing Activities:
Repayments on loan payable	0	(9,136)		(9,136)
Purchase of patents			0	(40,500)
Payment of offering costs	4,200	3,000
Security deposit			2,850	0
Proceeds from sale of common stock	395,425	578,855	2,326,074	175,887
Net Cash Provided by Financing Activities	391,225	566,719	2,285,538	651,798
Cash Flows from Financing Activities:
Repayment on loan payable - related parties			(4,000)	(226,275)
Increase (Decrease) in Cash and Cash Equivalents	(14,538)	18,578	82,043	(8,422)
Proceeds from loan payable - related parties			0	383,275
Cash and Cash Equivalents - Beginning of period	95,420	13,377	13,377	21,799
Repayments on loan payable			(19,136)	(90,864)
CASH AND CASH EQUIVALENTS - END OF PERIOD	13,377	31,955	95,420	13,377	$ 21,799
Repurchase of common stock			0	(50,000)
Cash paid for interest	0	15	703	12,871
Proceeds from convertible notes payable - related party			0	93,000
Cash paid for income taxes	0	0	0	0
Proceeds from convertible notes payable			0	392,975
Common stock issued for subscription receivable	0	71,717	0	50,550
Payment of offering costs			(17,400)	(26,200)
Amortization of deferred offering costs	21,051	55,371	221,988	6,961
Accounts payable and accrued expenses paid with a promissory note payable	0	10,000	10,000	0
Common stock issued to settle accrued liabilities - related party	0	127,500	126,000	203,126
Common stock issued to settle accrued liabilities	$ 0	$ 60,000
Schedule of Non-Cash Financing Activities:
Cancellation of common stock			0	250
Common stock issued for commitment fee			0	250,000
Common stock issued to settle accrued liabilities - related party			218,250	127,500
Accrued litigation settlement paid with loan payable			0	100,000
Initial recognition of operating lease right-of-use asset and operating lease liability			92,425	0
Loans payable - related party converted to convertible notes payable - related party			0	372,000
Common stock issued for conversion of convertible notes payable and accrued interest			0	206,849
Debt discount related to original issue discount			$ 0	$ 49,525